Financial assets and liabilities - Details on trade receivables not impaired (Details) - Trade receivables - CAD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 2,685	$ 2,919
Trade receivables not past due
Disclosure of financial assets [line items]
Financial assets	1,926	2,082
Trade receivables past due | Under 60 days
Disclosure of financial assets [line items]
Financial assets	395	541
Trade receivables past due | 60 to 120 days
Disclosure of financial assets [line items]
Financial assets	252	232
Trade receivables past due | Over 120 days
Disclosure of financial assets [line items]
Financial assets	$ 112	$ 64